Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 141,484		$ 126,437
Additions		10,508		19,048
Transfers and others		0		0
Amortization		742		4,001
Net balances at year end		151,250		141,484
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year		15,956		909
Additions		10,508	[1]	19,048
Transfers and others		0		0
Amortization		742		4,001
Net balances at year end		$ 25,722		$ 15,956
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years		3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years		5 years
Software [Member] | Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Accumulated amortization		$ 3,850		$ 7,096
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[2]	125,528		125,528
Additions	[2]	0		0
Transfers and others	[2]	0		0
Net balances at year end	[2]	$ 125,528		$ 125,528

[1]	Corresponds mainly to the SAP Hana system upgrade project.
[2]	Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).